UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2016 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—96.9%
Alabama—3.2%
$645,000	AL Health Care Authority for Baptist Health of Alabama	5.000%	11/15/2021	10/01/2016	A	$647,361
1,000,000	AL Port Authority (Alabama Docks Dept.)	5.000	10/01/2019	10/01/2016	A	1,003,700
240,000	AL Public Hsg. Authority, Series B1	4.450	01/01/2024	10/01/2016	A	240,514
75,000	Jefferson County, AL GO	5.000	04/01/2018	10/01/2016	A	75,111
1,000,000	Jefferson County, AL GO	5.000	04/01/2024	10/01/2016	A	1,005,810
330,000	Jefferson County, AL GO	5.250	04/01/2017	10/01/2016	A	330,498
5,045,000	Jefferson County, AL GO	5.000	04/01/2023	10/01/2016	A	5,047,724
30,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2023	10/01/2016	A	30,174
375,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2022	10/01/2016	A	377,179
3,335,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	10/01/2016	A	3,354,376
1,225,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	10/01/2016	A	1,232,117
765,000	Jefferson County, AL Limited Obligation School Warrant	5.000	01/01/2024	10/01/2016	A	769,445
1,720,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2018	10/01/2016	A	1,737,166
225,000	Jefferson County, AL Limited Obligation School Warrant	4.750	01/01/2025	10/01/2016	A	226,307
570,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2020	10/01/2016	A	573,312
3,140,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	10/01/2016	A	3,158,243
8,675,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2017	10/01/2016	A	8,783,351
180,000	Jefferson County, AL Limited Obligation School Warrant	4.750	01/01/2025	10/01/2016	A	181,046
260,000	Jefferson County, AL Limited Obligation School Warrant	5.000	01/01/2024	10/01/2016	A	261,511
2,250,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	10/01/2016	A	2,263,072
50,000	Jefferson County, AL Public Building Authority	5.125	04/01/2021	10/01/2016	A	50,060
20,000	Jefferson County, AL Public Building Authority	5.125	04/01/2020	10/01/2016	A	20,024
						31,368,101

Alaska—0.3%
2,725,000	Koyukuk, AK Revenue (Tanana Chiefs Conference Health Care Facility-Dena’ Nena’ Henash)	7.000	10/01/2023	02/21/2019	B	3,090,341

Arizona—3.0%
100,000	AZ Health Facilities Authority (The Beatitudes Campus)	5.100	10/01/2022	10/01/2016	A	100,121

1 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$2,695,000	Mohave County, AZ IDA (Mohave Prison)	7.500%	05/01/2019	05/19/2018	C	$2,750,247
17,220,000	Phoenix, AZ IDA (Rowan University) Floaters	0.750 [2]	06/01/2036	09/08/2016	A	17,220,000
8,125,000	Pima County, AZ IDA Floaters	0.840 [2]	03/01/2030	09/08/2016	A	8,125,000
15,000	Surprise, AZ Municipal Property Corp.[1]	4.700	04/01/2022	10/01/2016	A	15,051
1,160,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)	3.900	09/01/2024	11/14/2021	C	1,229,496
						29,439,915

Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250	11/01/2019	10/01/2016	A	25,098
10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)	5.500	12/01/2016	10/01/2016	A	10,006
						35,104

California—13.8%
320,000	Adelanto, CA School District[1]	3.745 [3]	09/01/2018	03/13/2018	C	293,610
1,055,000	Alameda Contra Costa, CA Transit District COP	4.750	08/01/2017	08/01/2017		1,075,267
11,705,000	Alhambra, CA COP (Police Facilities)[1]	6.750	09/01/2023	12/04/2020	C	13,532,033
35,000	Amador, CA Water Agency	4.000	06/01/2020	10/01/2016	A	35,080
1,160,000	Anaheim, CA Public Financing Authority	6.000	09/01/2016	09/01/2016		1,160,000
20,000	Barstow, CA Redevel. Agency	4.700	09/01/2022	10/01/2016	A	20,069
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		553,142
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		518,179
5,000	Bell, CA GO	4.125	08/01/2021	10/01/2016	A	5,010
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)	4.500	09/01/2017	03/01/2017	A	50,847
75,000	CA College of the Sequoias Community College District COP	4.750	05/01/2026	10/01/2016	A	75,250
55,000	CA County Tobacco Securitization Agency	4.250	06/01/2021	10/01/2016	A	55,025
85,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	10/01/2016	A	85,826
5,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	10/01/2016	A	5,018
5,000	CA GO	4.750	02/01/2018	10/01/2016	A	5,018
20,000	CA GO	5.250	10/01/2016	10/01/2016		20,081
10,000	CA GO	5.750	11/01/2017	11/01/2016	A	10,088
18,915,000	CA GO Floaters	0.740 [2]	08/01/2027	09/08/2016	A	18,915,000

2 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$16,000,000	CA Health Facilities Financing Authority (SHlth/EMC/MCHlth/ MPHS/PAMFHCR&E/SCHosp/SCVH/ SEBH/SGMF/SHSSR/SMF/SMCCV Obligated Group) Floaters	0.610%[2]	08/15/2042	09/08/2016	A	$16,000,000
5,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)	4.200	05/01/2019	10/01/2016	A	5,015
50,000	CA Infrastructure and Economic Devel. (Salvation Army/Salvation Army Western Territory Obligated Group)	4.125	09/01/2020	10/01/2016	A	50,146
50,000	CA Municipal Finance Authority Charter School (John Adams Academics)	5.400	10/01/2016	10/01/2016		50,010
4,310,000	CA Public Works[1]	6.500	09/01/2017	09/01/2017		4,432,835
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	10/01/2016	A	75,297
150,000	CA Public Works (California Community Colleges)	4.875	12/01/2017	10/01/2016	A	150,529
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	10/01/2016	A	100,391
20,000	CA Public Works (California Community Colleges)	4.875	12/01/2018	10/01/2016	A	20,071
170,000	CA Public Works (California Community Colleges)	4.500	10/01/2026	10/01/2016	A	170,554
25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	10/01/2016	A	25,103
20,000	CA Public Works (Dept. of Forestry)	4.875	10/01/2018	10/01/2016	A	20,072
100,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	10/01/2016	A	100,415
35,000	CA Public Works (Dept. of Youth Authority)	4.700	12/01/2016	10/01/2016	A	35,123
50,000	CA Public Works (Various Community Colleges)	4.875	12/01/2018	10/01/2016	A	50,176
550,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	10/01/2016	A	557,403
725,000	CA Statewide CDA (588 Charleston Project)	5.000	11/01/2019	05/25/2018	C	772,756
2,000,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000	09/02/2022	07/03/2020	C	2,200,300
5,000	CA Statewide CDA (Del Norte Clinics)	4.650	12/01/2018	10/01/2016	A	5,017
20,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2018	10/01/2016	A	20,074
10,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2017	10/01/2016	A	10,037
5,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2018	10/01/2016	A	5,017

3 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	CA Water Resource Devel. GO, Series M	4.000%	10/01/2018	10/01/2016	A	$25,071
35,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2021	10/01/2016	A	35,124
40,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2018	10/01/2016	A	40,142
345,000	Castaic, CA Union School District	2.859 [3]	11/01/2019	03/14/2019	C	320,132
55,000	Castaic, CA Union School District	3.875 [3]	05/01/2018	11/14/2017	C	52,127
405,000	Cerritos, CA Public Financing Authority	5.000	11/01/2018	11/01/2017	A	432,840
55,000	Chico, CA Public Financing Authority	4.875	04/01/2017	10/01/2016	A	55,194
5,000	Clovis, CA Public Financing Authority (Refuse Landfill)1	5.000	09/01/2018	10/01/2016	A	5,019
10,000	Coronado, CA Community Devel. Agency Tax Allocation	4.250	09/01/2017	10/01/2016	A	10,027
200,000	Duarte, CA Redevel. Agency Tax Allocation	4.000	10/01/2016	10/01/2016		200,550
100,000	Eureka, CA Public Financing Authority	4.200	11/01/2016	10/01/2016	A	100,291
2,030,000	Eureka, CA Union School District	3.356 [3]	08/01/2018	02/08/2018	C	1,932,174
65,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2017	10/01/2016	A	65,268
240,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	4.750	09/01/2026	10/01/2016	A	240,838
5,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	5.200	09/01/2030	10/01/2016	A	5,017
90,000	Fresno, CA Joint Powers Financing Authority	4.750	04/01/2023	04/01/2018	A	94,711
2,635,000	Fresno, CA Sewer System[1]	5.250	09/01/2019	03/08/2018	C	2,749,069
4,545,000	Fullerton, CA Public Financing Authority	5.000	09/01/2024	03/01/2017	A	4,636,082
1,200,000	Howell Mountain, CA Elementary School District	3.418 [3]	08/01/2027	09/10/2024	C	876,276
610,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2020	10/15/2020		695,162
580,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2019	10/15/2019		645,308
845,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2019	10/15/2019		940,147
885,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2020	10/15/2020		1,008,555
1,460,000	Jefferson, CA Union High School District	6.250	08/01/2020	02/20/2019	C	1,649,917
180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250	12/01/2016	10/01/2016	A	180,709
105,000	Lincoln, CA Public Financing Authority	4.250	08/01/2017	10/01/2016	A	105,288
200,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	2.000	09/01/2018	03/04/2018	C	204,182

4 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$10,000	Lodi, CA Wastewater System	4.750%	10/01/2024	10/01/2016	A	$10,034
8,945,000	Los Angeles County, CA Community Devel. Properties Floaters	0.840 [2]	09/01/2042	09/08/2016	A	8,945,000
300,000	Los Angeles, CA GO	5.000	09/01/2016	09/01/2016		300,000
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	10/01/2016		25,102
45,000	Madera County, CA COP (Valley Children’s Hospital)	4.750	03/15/2018	10/01/2016	A	45,149
70,000	Metropolitan Water District of Southern California Linked SAVRS & RIBS	5.750	08/10/2018	03/04/2018	C	74,616
30,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	08/04/2020	C	32,465
825,000	Montecito, CA School District	4.000	08/01/2021	10/01/2016	A	841,863
1,850,000	Natomas, CA Unified School District[1]	5.950	09/01/2021	12/17/2018	C	2,007,139
1,000,000	Northern, CA Inyo County Local Hospital District	6.000	12/01/2021	05/26/2019	A	1,120,850
150,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	03/02/2017	A	154,846
7,115,000	Orange County, CA COP (Civic Center Facilities)	3.330 [3]	12/01/2018	12/01/2017	C	6,524,384
25,000	Palmdale, CA GO COP	4.125	11/01/2018	11/01/2016	A	25,128
765,000	Pasadena, CA COP (Old Pasadena Parking Facility)	6.250	01/01/2018	07/08/2017	C	795,455
30,000	Redding, CA Joint Powers Financing Authority	4.000	03/01/2017	10/01/2016	A	30,077
50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	4.625	09/01/2017	10/01/2016	A	50,165
1,455,000	Riverbank, CA Elementary School District	3.611 [3]	08/01/2018	02/12/2018	C	1,369,315
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		792,960
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		678,731
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		737,990
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2018	09/02/2018		123,431
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		142,106
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2019	09/02/2019		132,434
335,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)	6.500	12/01/2021	08/09/2019	C	379,692
20,000	Rocklin, CA COP (Police Facilities)	4.100	09/01/2017	10/01/2016	A	20,062

5 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$6,035,000	Sacramento, CA City Financing Authority	5.400%	11/01/2020	12/10/2018	C	$6,543,087
25,000	Saddleback Valley, CA Unified School District[1]	5.650	09/01/2017	10/01/2016	A	25,108
375,000	San Bernardino County, CA COP (Medical Center Financing)	5.500	08/01/2017	08/01/2017		391,680
25,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		27,225
150,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		157,289
35,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		36,701
5,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2016	10/01/2016		5,020
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		620,238
130,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.600	09/01/2018	10/01/2016	A	130,445
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.700	09/01/2019	10/01/2016	A	50,175
1,545,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	08/01/2017	A	1,605,657
10,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.750	08/01/2019	10/01/2016	A	10,030
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	4.500	12/01/2018	10/01/2016	A	45,149
25,000	Santa Barbara, CA Redevel. Agency (Central City)	4.900	03/01/2017	10/01/2016	A	25,089
70,000	Santa Clarita, CA Community College District COP	4.400	08/01/2018	10/01/2016	A	70,201
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		332,562
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		685,955
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		422,440
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		298,416
350,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	10/01/2016	A	355,597
25,000	Stockton, CA Public Financing Authority (Parking)	4.500	09/01/2016	09/01/2016		25,000
40,000	Sweetwater, CA Union High School District COP	4.375	09/01/2021	10/01/2016	A	40,119
200,000	Tuolumne County, CA GO	4.000	11/01/2021	11/01/2016	A	200,708

6 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$820,000	Vallejo, CA Sanitation & Flood Control District	5.000%	07/01/2019	07/13/2018	C	$862,779
445,000	Vernon, CA Electric System	5.125	08/01/2021	01/08/2019	A	495,815
190,000	Vernon, CA Electric System	5.125	08/01/2021	01/22/2019	B	207,909
200,000	West Kern County, CA Water District	4.200	06/01/2018	10/01/2016	A	200,606
1,005,000	Westlands, CA Water District	4.000	09/01/2020	10/01/2016	A	1,007,844
250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		303,170
250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		297,078
12,975,000	Whittier, CA Health Facilities (PIH/ IC/IMC/DRMCH Obligated Group)	4.900	06/01/2026	08/30/2020	A	14,743,363
						134,157,553

Colorado—1.6%
145,000	Arkansas River, CO Power Authority	5.000	10/01/2020	11/16/2018	C	159,045
100,000	CO E-470 Public Highway Authority	5.250	09/01/2018	01/20/2018	C	107,876
940,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan/Good Samaritan Society HCBS Obligated Group)	5.250	06/01/2022	10/01/2016	A	943,393
10,000,000	CO Regional Transportation District Floaters	0.730 [2]	06/01/2044	09/08/2016	A	10,000,000
5,000	CO Water Resources & Power Devel. Authority	4.000	11/01/2017	10/01/2016	A	5,013
585,000	Larimer County, CO School District No. R-001 Poudre	7.000	12/15/2016	12/15/2016		595,787
250,000	Larimer County, CO School District No. R-001 Poudre	7.000	12/15/2016	12/15/2016		254,610
2,940,000	Public Authority for CO (Natural Gas Energy)	5.750	11/15/2018	12/11/2017	C	3,123,662
15,000	Pueblo County, CO GO COP	4.500	12/01/2024	10/01/2016	A	15,048
5,000	Weld County, CO School District RE002	5.000	12/01/2021	10/01/2016	A	5,019
						15,209,453

Connecticut—0.0%
40,000	CT GO	5.000	11/01/2024	11/01/2016	A	40,302
75,000	CT GO	4.750	12/15/2022	12/15/2016	A	75,925
60,000	CT H&EFA (Connecticut State University System Board of Trustees)	4.000	11/01/2019	10/13/2016	A	60,251
170,000	Darien, CT GO	4.000	07/15/2019	07/15/2017	A	175,431
10,000	New Haven, CT GO	4.000	02/01/2018	02/01/2017	A	10,145
25,000	Winchester, CT GO	4.500	06/01/2019	10/01/2016	A	25,085
						387,139

District of Columbia—0.1%
625,000	District of Columbia (Kipp Charter School)	5.000	07/01/2023	07/01/2023		724,675
15,000	District of Columbia Ballpark	5.000	02/01/2018	10/01/2016	A	15,058
						739,733

7 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida—6.1%
$250,000	Bay County, FL Water System	5.000%	09/01/2018	10/01/2016	A	$250,940
15,000	Bay County, FL Water System	5.000	09/01/2017	10/01/2016	A	15,057
195,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	5.500	10/01/2022	12/24/2019	C	217,327
225,000	Bonaventure, FL Devel. District Special Assessment	5.125	11/01/2022	10/01/2016	A	225,616
200,000	Brevard County, FL Industrial Devel. Revenue (TUFF Florida Tech)	6.000	11/01/2019	07/25/2018	C	209,542
15,000	Cape Coral, FL Wastewater & Irrigation	4.250	07/01/2022	10/01/2016	A	15,027
35,000	Celebration, FL Community Devel. District	5.125	05/01/2020	10/01/2016	A	35,108
35,000	Fishhawk, FL Community Devel. District	5.250	05/01/2018	10/01/2016	A	35,137
100,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)	5.125	10/01/2021	10/01/2016	A	100,006
510,000	FL Dept. of Education (Community College)	5.000	07/01/2021	10/01/2016	A	517,033
15,000	FL Dept. of General Services	4.750	09/01/2018	10/01/2016	A	15,053
10,000	FL Dept. of General Services	4.500	09/01/2019	10/01/2016	A	10,033
5,000	FL Education System (State of Florida University Hsg. Facility)	4.500	07/01/2019	10/01/2016	A	5,016
75,000	FL Education System (University of Florida Dept. of Hsg. & Residence Education Hsg. System)	5.000	07/01/2019	10/01/2016	A	75,283
10,000	FL Municipal Loan Council	5.000	05/01/2027	10/01/2016	A	10,036
5,000	FL Municipal Loan Council	5.000	10/01/2025	10/01/2016	A	5,017
10,000	FL Municipal Loan Council	4.750	11/01/2021	10/01/2016	A	10,034
25,000	FL Water Pollution Control	4.875	01/15/2017	10/01/2016	A	25,091
40,000	Flagler County, FL School District	5.000	08/01/2018	10/01/2016	A	40,147
50,000	Hernando County, FL School Board	4.875	12/01/2018	10/01/2016	A	50,117
150,000	Hillsborough County, FL Aviation Authority (Tampa International Airport)	6.000	10/01/2017	04/07/2017	C	154,507
65,000	Indian River County, FL Revenue (Spring Training Facility)	5.250	04/01/2017	10/01/2016	A	65,258
3,555,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center/ Lakeland Regional Hospital System Obligated Group)	5.000	11/15/2023	11/15/2016	A	3,588,346
10,000	Manatee County, FL School District	4.000	10/01/2017	10/01/2016	A	10,026
50,000	Marion County, FL GO	4.625	08/01/2017	10/01/2016	A	50,171
50,000	Miami, FL (Homeland Defense/ Improvement)	5.000	01/01/2018	01/01/2017	A	50,716

8 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$15,755,000	Miami-Dade County, FL Aviation (Miami International Airport) Floaters	0.730%[2]	10/01/2041	09/02/2016	A	$15,755,000
13,740,000	Miami-Dade County, FL Expressway Authority (Toll System) Floaters	0.730 [2]	07/01/2025	09/08/2016	A	13,740,000
10,000,000	Miami-Dade County, FL School Board Floater	0.950 [2]	05/01/2037	09/08/2016	A	10,000,000
9,400,000	Miami-Dade County, FL School Board Floater	1.010 [2]	09/25/2024	09/15/2016	A	9,400,000
275,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	06/29/2019	C	299,852
5,000	Port St. Lucie, FL COP (Public Buildings Project)	4.250	09/01/2023	10/01/2016	A	5,009
100,000	Sarasota, FL Special Obligation	1.469 [3]	11/01/2016	11/01/2016		99,802
10,000	St. Johns County, FL Ponte Vedra Utility System	4.000	10/01/2017	10/01/2016	A	10,023
310,000	Sunrise, FL Special Tax District No. 1	4.800	10/01/2017	10/01/2016	A	311,107
25,000	Sunrise, FL Special Tax District No. 1	4.875	10/01/2018	10/01/2016	A	25,091
3,850,000	West Palm Beach, FL City Hall	5.000	10/01/2026	10/01/2016	A	3,864,746
						59,296,274

Georgia—0.3%
100,000	Atlanta & Fulton County, GA Recreation Authority	4.250	12/01/2023	10/01/2016	A	100,305
25,000	Atlanta, GA Downtown Devel. Authority (Downtown Parking Deck)	4.500	12/01/2026	10/01/2016	A	25,082
150,000	GA Medical Center Hospital Authority (CRH/CRHS/HHospital/ CRHSLT&HC/CAHS/TMC/ CHR/CHSvcs/DrsH/WMS Obligated Group)	5.500	08/01/2018	02/04/2018	C	157,014
35,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	10/01/2016	A	35,130
65,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	10/01/2016	A	65,239
30,000	GA Municipal Electric Authority	5.000	01/01/2023	01/01/2017	A	30,392
575,000	GA Private Colleges & University Authority (Mercer University)	5.000	10/01/2020	10/01/2020		658,099
280,000	GA Private Colleges & University Authority (Spelman College)	5.250	06/01/2021	10/01/2016	A	281,100
500,000	Gilmer County, GA GO	5.000	04/01/2020	04/01/2017	A	513,070
5,000	Gwinnett County, GA Hospital Authority	4.500	10/01/2024	10/01/2016	A	5,017
850,000	Houston County, GA Hospital Authority (Houston Heart Institute)	5.250	10/01/2016	10/01/2016		853,145
310,000	Metropolitan Atlanta, GA Rapid Transit Authority	6.250	07/01/2020	01/29/2019	C	346,180
						3,069,773

9 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Idaho—0.1%
$500,000	ID Health Facilities Authority (Partners in Healthcare)	2.500%	05/01/2017	11/01/2016	A	$500,060

Illinois—12.1%
11,200,000	Centerpoint, IL Intermodal Center Program	3.490 [2]	06/15/2023	12/16/2016	A	11,217,136
1,800,000	Chicago, IL Board of Education	5.000	12/01/2025	12/01/2016	A	1,813,320
50,000	Chicago, IL Board of Education	5.000	12/01/2016	10/01/2016	A	50,361
760,000	Chicago, IL Board of Education	5.000	12/01/2023	12/01/2016	A	765,989
325,000	Chicago, IL Board of Education	5.000	12/01/2018	12/01/2016	A	327,775
600,000	Chicago, IL Board of Education	5.000	12/01/2021	12/01/2016	A	604,944
20,975,000	Chicago, IL Board of Education	6.000	01/01/2020	07/28/2018	C	22,158,409
100,000	Chicago, IL Board of Education	5.000	12/01/2022	12/01/2017	A	103,468
555,000	Chicago, IL Board of Education	5.000	12/01/2021	10/01/2016	A	562,515
100,000	Chicago, IL Board of Education	5.250	12/01/2018	10/01/2016	A	101,442
610,000	Chicago, IL Board of Education	5.250	12/01/2020	10/01/2016	A	618,796
400,000	Chicago, IL Board of Education (School Reform)	2.329 [3]	12/01/2016	12/01/2016		397,632
840,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	10/01/2016	A	843,234
80,000	Chicago, IL Building Acquisition COP	5.400	01/01/2019	10/01/2016	A	80,304
195,000	Chicago, IL GO	5.000	01/01/2021	10/01/2016	A	195,700
100,000	Chicago, IL GO	5.000	01/01/2020	10/01/2016	A	100,359
25,000	Chicago, IL GO	5.000	01/01/2020	10/01/2016	A	25,215
5,000	Chicago, IL GO	4.250	01/01/2025	10/01/2016	A	5,014
1,105,000	Chicago, IL GO	5.000	01/01/2018	01/01/2017	A	1,116,702
275,000	Chicago, IL GO	5.250	01/01/2024	01/01/2018	A	286,657
11,835,000	Chicago, IL GO	5.000	01/01/2019	10/01/2016	A	11,866,718
200,000	Chicago, IL GO	5.000	01/01/2018	10/01/2016	A	200,718
100,000	Chicago, IL GO	5.000	12/01/2021	12/01/2016	A	101,038
15,000	Chicago, IL GO	5.000	01/01/2026	10/01/2016	A	15,054
2,000,000	Chicago, IL GO	5.000	12/01/2024	12/01/2016	A	2,020,760
4,925,000	Chicago, IL GO	5.000	01/01/2021	10/01/2016	A	4,967,306
1,000,000	Chicago, IL GO	5.000	01/01/2022	01/01/2018	A	1,040,060
5,000	Chicago, IL GO	5.000	01/01/2022	10/01/2016	A	5,043
35,000	Chicago, IL GO	5.000	01/01/2023	10/01/2016	A	35,301
470,000	Chicago, IL GO	5.000	01/01/2024	10/01/2016	A	474,037
495,000	Chicago, IL GO	5.000	01/01/2026	10/01/2016	A	499,440
10,000	Chicago, IL GO	5.000	01/01/2024	10/01/2016	A	10,090
45,000	Chicago, IL GO	5.000	01/01/2025	10/01/2016	A	45,404
100,000	Chicago, IL O’Hare International Airport	5.000	01/01/2020	01/01/2017	A	101,425
2,185,000	Chicago, IL Public Building Commission (Chicago School Reform)	5.250	12/01/2016	12/01/2016		2,199,312
150,000	Chicago, IL Sales Tax	5.000	01/01/2024	10/01/2016	A	152,131
170,000	Chicago, IL Sales Tax	5.000	01/01/2022	10/01/2016	A	172,416
100,000	Chicago, IL Sales Tax	5.000	01/01/2019	10/01/2016	A	101,421

10 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$115,000	Chicago, IL State University (Auxiliary Facilities System)	5.000%	12/01/2018	10/01/2016	A	$115,408
250,000	Chicago, IL Waterworks	5.000	11/01/2024	11/01/2016	A	251,762
190,000	Chicago, IL Waterworks	5.000	11/01/2023	11/01/2016	A	191,341
3,550,000	Cook & Will Counties, IL Township High School District No. 206	5.000	12/01/2026	10/01/2016	A	3,562,531
30,000	Cook County, IL High School District No. 209 Proviso Township	5.000 [4]	12/01/2018	12/01/2016	A	30,318
300,000	DeKalb County, IL Community Unit School District No. 424	1.325 [3]	01/01/2018	01/01/2018		294,219
35,000	Du Page County, IL Community Unit School District No. 200 Wheaton-Warronville	4.125	10/01/2021	10/01/2016	A	35,109
80,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250	12/01/2022	12/01/2021	A	82,725
105,000	Eastern Illinois University (Auxiliary Facilities System)	4.125	04/01/2022	10/01/2016	A	105,253
5,000	Eastern Illinois University (Auxiliary Facilities System)	3.850	04/01/2017	10/01/2016	A	5,013
25,000	Forest Park, IL GO	4.850	12/01/2016	10/01/2016	A	25,083
405,000	Gurnee, IL Park District	4.800	01/01/2017	10/01/2016	A	406,454
1,565,000	IL Civic Center	6.250	12/15/2020	01/30/2019	C	1,697,806
5,000	IL COP	5.800	07/01/2017	10/01/2016	A	5,013
5,000	IL COP	6.375	07/01/2017	10/01/2016	A	5,014
65,000	IL Finance Authority (AHCN/ AH&HC/ANSHN/ACMC/ASH Obligated Group)	5.500	11/01/2018	05/06/2018	C	69,636
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2023	07/01/2023		1,204,530
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2022	07/01/2022		1,184,050
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2021	07/01/2021		1,790,758
70,000	IL GO	5.000	09/01/2023	10/01/2016	A	70,547
150,000	IL GO	5.000	04/01/2021	10/01/2016	A	151,173
4,000,000	IL GO	5.000	11/01/2026	10/01/2016	A	4,031,280
30,000	IL GO	5.000	06/01/2019	10/01/2016	A	30,104
145,000	IL GO	5.000	03/01/2022	10/01/2016	A	145,455
4,200,000	IL GO	5.000	10/01/2017	10/01/2016	A	4,213,188
65,000	IL GO	5.000	10/01/2016	10/01/2016		65,218
30,000	IL GO	5.000	03/01/2018	10/01/2016	A	30,130
25,000	IL GO	5.000	10/01/2018	10/01/2016	A	25,109
555,000	IL GO	5.000	10/01/2019	10/01/2016	A	559,340
1,150,000	IL GO	5.000	03/01/2019	10/01/2016	A	1,154,991
260,000	IL GO	5.000	11/01/2023	10/01/2016	A	262,033
50,000	IL GO	5.000	09/01/2026	10/01/2016	A	50,391
25,000	IL GO	5.000	09/01/2019	10/01/2016	A	25,109

11 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$15,000	IL Health Facilities Authority (Michael Reese Hospital & Medical Center)	7.600%	02/15/2019	10/01/2016	A	$16,392
365,000	IL Hsg. Devel. Authority	4.625	07/01/2023	07/01/2017	A	375,081
150,000	IL Medical District COP	5.000	06/01/2022	10/01/2016	A	150,288
2,795,000	IL Regional Transportation Authority	5.000	07/01/2022	10/01/2016	A	2,801,401
630,000	Kankakee & Will Counties, IL Community Unit School District No. 5	4.125	12/01/2026	06/01/2017	A	642,783
580,000	Kankakee & Will Counties, IL Community Unit School District No. 5	4.125	12/01/2024	06/01/2017	A	592,563
4,000,000	Kendall County, IL Forest Preserve District	5.250	01/01/2023	01/01/2018	A	4,210,840
10,000,000	Kendall Kane & Will Counties, IL Community Unit School District No. 308	5.000	02/01/2026	02/01/2017	A	10,188,600
190,000	La Salle & DeKalb Counties, IL Community Unit School District No. 1	4.100	12/30/2017	07/04/2017	C	194,376
45,000	Lake County, IL School District No. 38 (Big Hallow)	3.481 [3]	02/01/2017	02/01/2017		44,708
500,000	Lansing, IL GO	4.000	03/01/2018	03/01/2018		519,440
1,000,000	Lemont, IL GO	4.850	12/01/2016	10/01/2016	A	1,003,720
310,000	Matteson, IL Waterworks	4.000	12/01/2019	10/01/2016	A	310,419
1,465,000	Mount Prospect, IL Library	3.950	12/01/2019	12/01/2016	A	1,478,082
450,000	Niles, IL Park District	3.900	12/01/2021	12/01/2016	A	453,965
225,000	Riverdale, IL GO	4.500	01/01/2017	10/01/2016	A	225,644
150,000	Riverdale, IL GO	4.800	01/01/2023	10/01/2016	A	150,284
275,000	Saint Charles, IL GO	3.900	12/01/2022	10/01/2016	A	275,633
300,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.100	01/01/2020	01/01/2020		301,428
100,000	Southwestern IL Devel. Authority (Belleville Township)	4.000	10/01/2018	10/01/2016	A	100,246
250,000	Southwestern, IL Devel. Authority (Granite City)[1]	5.250	03/01/2023	11/12/2016	A	261,698
1,020,000	University of Illinois Board of Trustees COP	5.250	10/01/2026	10/01/2017	A	1,066,951
2,110,000	University of Illinois Board of Trustees COP	5.250	10/01/2022	10/01/2017	A	2,208,938
370,000	University Park IL (Village of University Park Illinois)	4.100	12/01/2017	10/01/2016	A	371,084
385,000	University Park IL (Village of University Park Illinois)	4.200	12/01/2018	10/01/2016	A	386,113
280,000	University Park IL (Village of University Park Illinois)	4.250	12/01/2017	10/01/2016	A	280,742
70,000	University Park IL (Village of University Park Illinois)	4.250	12/01/2018	10/01/2016	A	70,165

12 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$700,000	Western IL EDA (Jacksonville School District No. 117)	2.000%	01/01/2018	01/01/2018		$709,898
750,000	Will County, IL School District No. 88A Richland	4.100	10/01/2025	10/01/2019	A	801,225
						117,451,444

Indiana—2.5%
890,000	Gary Chicago, IN International Airport Authority	5.500	02/01/2025	02/01/2019	A	952,754
1,000,000	Hammond, IN Local Public Improvement District	5.000	02/01/2024	02/01/2018	A	1,041,020
3,000,000	IN Bond Bank Special Program Floaters	0.900 [2]	04/15/2018	09/08/2016	A	3,000,000
16,625,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)	0.820 [2]	07/01/2039	09/08/2016	A	16,625,000
1,550,000	Jasper County, IN Pollution Control (Northern Indiana Public Service Company)	5.600	11/01/2016	11/01/2016		1,562,431
615,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)	5.050	04/01/2026	06/11/2023	C	632,866
						23,814,071

Iowa—0.1%
265,000	Carlisle, IA Community School District	4.000	05/01/2022	10/01/2016	A	265,522
100,000	Des Moines, IA Stormwater Utility	4.000	06/01/2023	10/01/2016	A	100,290
15,000	IA HFA (Multifamily Hsg.)	6.000	04/01/2021	10/01/2016	A	15,049
20,000	Iowa State University of Science & Technology	4.250	07/01/2024	10/01/2016	A	20,061
25,000	Iowa State University of Science & Technology	4.125	07/01/2021	10/01/2016	A	25,074
130,000	Keokuk, IA Hospital Facility (Keokuk Area Hospital)	5.250	12/01/2021	10/01/2016	A	130,527
						556,523

Kansas—0.0%
20,000	Johnson County, KS GO1	4.000	09/01/2017	10/01/2016	A	20,058
70,000	KS Devel. Finance Authority (Emporia State University)	4.200	04/01/2021	10/01/2016	A	70,211
						90,269

Kentucky—3.2%
460,000	Corbin, KY Independent School District	2.000	02/01/2018	02/01/2018		467,245
30,200,000	KY EDFA (Catholic Health Initiatives)	0.800 [2]	05/01/2034	09/08/2016	A	30,200,000
10,000	KY Rural Water Finance Corp.	4.375	02/01/2023	10/01/2016	A	10,031
10,000	KY Rural Water Finance Corp.	4.750	02/01/2028	10/01/2016	A	10,034
						30,687,310

13 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana—2.7%
$18,560,000	LA Local Government EF&CD Authority (Woman’s Hospital Foundation) Floaters	0.750%[2]	10/01/2034	09/08/2016	A	$18,560,000
1,000,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)	4.500	06/01/2021	06/01/2017	A	1,029,940
5,690,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000	05/15/2026	05/15/2017	A	5,855,124
390,000	Monroe, LA Sales Tax	3.000	03/01/2020	10/01/2016	A	390,546
						25,835,610

Maine—0.0%
25,000	ME H&HEFA (Central Maine Medical Center)	4.400	07/01/2025	10/01/2016	A	25,049

Maryland—0.0%
100,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	4.400	07/01/2021	10/01/2016	A	100,271
15,000	MD Dept. of Transportation	4.400	06/15/2022	10/01/2016	A	15,038
35,000	MD H&HEFA (Johns Hopkins Health System)	4.987 [3]	07/01/2019	07/01/2018	C	31,350
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	4.250	06/30/2019	10/01/2016	A	50,153
						196,812

Massachusetts—0.9%
10,000	Clinton, MA GO	4.750	03/15/2017	10/01/2016	A	10,035
250,000	MA Devel. Finance Agency (Avon Association)	5.000	04/01/2018	04/01/2018		262,370
345,000	MA Devel. Finance Agency (Lawrence General Hospital)	5.000	07/01/2018	07/01/2018		363,433
32,459	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2018	05/03/2018	C	33,816
735,000	MA Devel. Finance Agency (Wheelock College)	5.000	10/01/2017	04/07/2017	C	748,465
185,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	4.750	07/01/2022	10/01/2016	A	185,529
50,000	MA Ralph C. Mahar Regional School District	4.000	08/01/2018	10/01/2016	A	50,142
40,000	MA Ralph C. Mahar Regional School District	4.000	08/01/2019	10/01/2016	A	40,114
4,000,000	MA School Building Authority	5.000	08/15/2025	08/15/2022	A	4,874,760
1,750,000	MA Special Obligation[5]	1.854	01/01/2018	01/01/2017	A	1,769,548
100,000	MA Special Obligation (Consolidated Loan)[5]	3.396	06/01/2017	09/06/2016	A	101,395
						8,439,607

Michigan—2.4%
400,000	Allen Park, MI GO	4.000	04/01/2020	10/01/2016	A	401,100

14 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$360,000	Charyl Stockwell Academy, MI Public School Academy[1]	4.875%	10/01/2023	06/29/2020	C	$374,184
4,000,000	Detroit, MI City School District Floaters	0.810 [2]	11/1/2031	09/08/2016	A	4,000,000
9,300	Detroit, MI GO	5.250	04/01/2017	09/14/2016	A	9,316
2,325	Detroit, MI GO	4.000	04/01/2017	09/14/2016	A	2,328
134,640	Detroit, MI GO1	5.000	04/01/2020	09/14/2016	A	134,862
31,000	Detroit, MI GO	5.250	04/01/2019	09/14/2016	A	31,054
515,000	Detroit, MI Sewer Disposal System	5.500	07/01/2017	07/01/2017		535,013
110,000	Detroit, MI Sewer Disposal System	5.000	07/01/2022	10/01/2016	A	110,438
50,000	Detroit, MI Sewer Disposal System	5.739 [3]	07/01/2018	07/01/2018		47,312
50,000	Detroit, MI Sewer Disposal System	5.000	07/01/2017	10/01/2016	A	50,179
50,000	Detroit, MI Sewer Disposal System	5.250	07/01/2019	07/01/2017	A	51,563
435,000	Detroit, MI Water Supply System	5.000	07/01/2022	10/01/2016	A	436,788
50,000	Detroit, MI Water Supply System	4.800	07/01/2018	07/01/2018		53,509
530,000	Detroit, MI Water Supply System	5.000	07/01/2026	10/01/2016	A	532,109
20,000	Detroit, MI Water Supply System	5.000	07/01/2024	10/01/2016	A	20,070
600,000	Detroit, MI Water Supply System	5.000	07/01/2025	10/01/2016	A	602,466
1,000,000	Detroit, MI Water Supply System	5.000	07/01/2018	10/01/2016	A	1,003,590
1,000,000	Detroit, MI Water Supply System	5.250	07/01/2017	10/01/2016	A	1,012,800
160,000	Elba, MI GO	4.125	05/01/2017	11/01/2016	A	160,907
100,000	Highland Park, MI Building Authority	7.750	05/01/2018	11/17/2017	C	108,006
690,000	Lapeer, MI GO	5.000	12/01/2017	06/02/2017	C	709,513
8,750,000	MI Finance Authority (Detroit School District)	5.500	06/01/2021	12/25/2019	C	9,289,788
850,000	MI Hsg. Devel. Authority, Series A1	4.750	10/01/2019	01/12/2018	A	899,504
570,000	Muskegon Heights, MI Water System	4.000	11/01/2026	11/01/2016	A	572,006
50,000	Northville, MI Public Schools	4.000	05/01/2019	10/01/2016	A	50,128
100,000	Taylor, MI School District	4.250	05/01/2022	10/01/2016	A	100,302
10,000	Taylor, MI School District	4.125	05/01/2019	10/01/2016	A	10,029
1,115,000	Wayne County, MI Downriver Sewer Disposal	5.125	11/01/2018	11/01/2016	A	1,120,564
375,000	Wayne, MI GO	4.400	10/01/2021	10/01/2016	A	375,371
						22,804,799

Minnesota—0.6%
355,000	Minneapolis, MN Multifamily Hsg. (Cameron Building)	3.000	01/01/2018	10/01/2016	A	355,032
845,000	Minneapolis, MN Multifamily Hsg. (Plymouth Stevens House)	2.000	12/01/2017	04/01/2017	A	845,304
3,500,000	Minneapolis, MN Multifamily Hsg. (Plymouth Stevens House)	1.000	12/01/2017	04/01/2017	A	3,502,520
835,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)	5.000	12/01/2018	12/11/2017	C	881,685
205,000	Woodbury, MN Charter School (MSA Building Company)	3.650	12/01/2020	12/01/2020		215,746

15 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota (Continued)
$100,000	Woodbury, MN Charter School (MSA Building Company)	2.900%	12/01/2017	12/01/2017		$101,327
180,000	Woodbury, MN Charter School (MSA Building Company)	2.650	12/01/2016	12/01/2016		180,421
						6,082,035

Mississippi—0.3%
1,895,000	MS Devel. Bank (Biloxi)	4.500	11/01/2019	11/01/2016	A	1,907,810
800,000	MS Devel. Bank (Jackson Water & Sewer System)	5.250	12/01/2022	12/01/2022		966,152
135,000	Parkway East, MS Public Improvement District	4.250	05/01/2020	10/01/2016	A	135,106
						3,009,068

Missouri—1.6%
515,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)	3.200	11/01/2021	02/24/2018	C	527,041
385,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	12/25/2022	C	385,628
1,300,000	Maplewood Richmond Heights, MO School District	5.000	03/01/2020	03/01/2017	A	1,327,872
2,215,000	MO Devel. Finance Board (Branson Landing)	6.000	06/01/2020	02/03/2019	C	2,405,645
70,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	10/01/2016	A	70,293
25,000	MO Environmental Improvement & Energy Resources Authority	5.375	01/01/2017	10/01/2016	A	25,102
40,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	10/01/2016	A	40,150
150,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	10/01/2016	A	150,637
9,960,000	St. Louis, MO Airport (Lambert-St. Louis International Airport) Floaters	0.740 [2]	07/01/2026	09/08/2016	A	9,960,000
240,000	Union, MO R-XI School District COP	4.500	03/01/2017	10/01/2016	A	240,636
						15,133,004

Nebraska—0.0%
50,000	Lincoln, NE (Antelope Valley)	5.000	09/15/2016	09/15/2016		50,090

Nevada—1.0%
1,150,000	Boulder City, NV Utility	5.000	09/01/2017	10/01/2016	A	1,154,324
1,340,000	Clark County, NV Improvement District (Caesars Palace Realty Corp./Parball Corp. Obligated Group)	4.500	08/01/2025	08/01/2017	A	1,385,118
140,000	Clark County, NV School District	5.000	06/15/2021	06/15/2018	A	150,501
2,000,000	Clark County, NV School District	3.500	06/15/2024	06/15/2017	A	2,040,440
1,045,000	North Las Vegas, NV GO	5.000	05/01/2021	10/01/2016	A	1,046,338
1,500,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2023	10/01/2016	A	1,501,545
1,000,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2022	10/01/2016	A	1,001,080

16 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$1,105,000	North Las Vegas, NV Wastewater Reclamation System	5.000%	10/01/2021	10/01/2016	A	$1,106,414
60,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)	5.500	06/01/2023	06/01/2018	A	64,788
590,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)	5.500	06/01/2023	06/01/2018	A	640,050
5,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	10/01/2016	A	5,015
						10,095,613

New Jersey—8.2%
600,000	Atlantic City, NJ GO	5.500	02/15/2017	02/15/2017		606,948
425,000	Bound Brook Boro, NJ GO	4.000	02/15/2020	02/15/2018	A	446,258
2,525,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2019	10/01/2016	A	2,559,113
1,500,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2024	01/01/2017	A	1,517,880
3,515,000	Casino Reinvestment Devel. Authority of NJ	5.000	11/01/2023	11/01/2023		3,849,558
25,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2018	10/01/2016	A	25,088
145,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2019	10/01/2016	A	145,484
155,000	Casino Reinvestment Devel. Authority of NJ	5.125	01/01/2017	10/01/2016	A	157,110
260,000	Gloucester County, NJ Utilities Authority	4.250	01/01/2021	10/01/2016	A	260,840
20,000	Lindenwold, NJ GO	4.050	12/01/2016	10/01/2016	A	20,062
150,000	Lyndhurst, NJ GO	4.700	05/01/2017	10/01/2016	A	150,523
1,155,000	Mansfield Township, NJ Board of Education	4.000	09/01/2020	10/01/2016	A	1,158,477
1,035,000	Mansfield Township, NJ Board of Education	4.000	09/01/2019	10/01/2016	A	1,038,074
330,000	Newark, NJ GO	5.000	07/15/2018	07/15/2018		347,510
325,000	Newark, NJ GO	5.000	07/15/2017	07/15/2017		333,534
500,000	Newark, NJ GO	5.000	07/15/2019	07/15/2019		537,225
500,000	Newark, NJ GO	5.000	07/15/2017	07/15/2017		513,130
500,000	Newark, NJ GO	5.000	07/15/2018	07/15/2018		526,530
335,000	Newark, NJ GO	5.000	07/15/2019	07/15/2019		359,941
200,000	Newark, NJ Hsg. Authority	4.000	12/01/2016	12/01/2016		201,602
2,500,000	NJ Building Authority	5.000	06/15/2025	06/15/2025		3,020,425
10,000	NJ EDA (Motor Vehicle Surcharges)	4.500	07/01/2024	10/01/2016	A	10,033
7,660,000	NJ EDA (Motor Vehicle Surcharges)	5.250	07/01/2025	07/01/2025		9,415,595
5,000	NJ EDA (Municipal Loan Pool)	4.300	11/15/2016	10/01/2016	A	5,016
15,000	NJ EDA (Municipal Loan Pool)	4.625	11/15/2020	10/01/2016	A	15,051
10,000,000	NJ EDA (Port Newark Container Terminal)	0.820 [2]	07/01/2030	09/08/2016	A	10,000,000
6,000,000	NJ EDA (School Facilities Construction)	5.500	09/01/2024	09/01/2024		7,241,340

17 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$250,000	NJ EDA (School Facilities Construction)	2.246%[2]	02/01/2018	10/01/2016	A	$251,840
3,010,000	NJ EDA (School Facilities Construction)	5.500	09/01/2023	09/01/2023		3,649,685
2,000,000	NJ EDA (School Facilities Construction)	5.000	03/01/2023	03/01/2023		2,301,340
1,000,000	NJ Educational Facilities Authority (Higher Education)	5.000	06/15/2026	06/15/2024	A	1,147,960
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)	6.000	12/01/2017	06/28/2017	C	88,527
10,000	NJ Health Care Facilities Financing Authority (RWJHCCH / RWJUHH Obligated Group)	4.125	07/01/2020	10/01/2016	A	10,022
10,000	NJ Hsg. & Mtg. Finance Agency	4.375	11/01/2019	10/01/2016	A	10,027
50,000	NJ Sports & Expositions Authority	4.000	09/01/2016	09/01/2016		50,000
15,000	NJ Sports & Expositions Authority	4.125	09/01/2018	10/01/2016	A	15,044
105,000	NJ Tobacco Settlement Financing Corp.	4.500	06/01/2023	06/01/2017	A	107,041
25,200,000	NJ Tobacco Settlement Financing Corp.	5.302 [3]	06/01/2041	06/01/2017	A	6,728,148
3,850,000	NJ Tobacco Settlement Financing Corp.	5.389 [3]	06/01/2041	06/01/2017	A	1,000,962
20,000	NJ Tobacco Settlement Financing Corp.	4.625	06/01/2026	06/01/2017	A	20,191
12,160,000	NJ Transportation Trust Fund Authority	5.500	12/15/2019	12/15/2019		13,687,174
200,000	NJ Transportation Trust Fund Authority	5.500	12/15/2017	12/15/2017		211,460
1,645,000	NJ Transportation Trust Fund Authority	5.000	06/15/2025	06/15/2022	A	1,917,198
405,000	NJ Transportation Trust Fund Authority	5.500	12/15/2016	12/15/2016		410,646
1,370,000	NJ Transportation Trust Fund Authority	5.250	12/15/2023	12/15/2023		1,646,302
950,000	Paterson, NJ GO	3.500	03/15/2017	03/15/2017		961,305
260,000	South Jersey, NJ Port Corp.	3.000	01/01/2017	01/01/2017		261,846
325,000	Trenton, NJ Parking Authority	3.000	04/01/2025	10/01/2016	A	325,280
						79,264,345

New Mexico—0.1%
210,000	Farmington, NM Hospital (San Juan Regional Medical Center)	5.000	06/01/2023	10/01/2016	A	210,760
665,000	University of New Mexico	6.000	06/01/2021	03/31/2019	C	744,587
						955,347

New York—5.6%
455,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	04/13/2018	C	453,471
2,375,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000	04/01/2022	11/23/2019	C	2,513,415

18 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$750,000	Dutchess County, NY IDA (Bard College)	5.000%	08/01/2022	08/01/2017	A	$755,182
500,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	10/15/2018	C	498,520
150,000	L.I., NY Power Authority, Series A	5.000	12/01/2026	10/01/2016	A	150,557
3,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.250 [4]	06/01/2026	10/01/2016	A	3,010,800
700,000	NY MTA, Series O	5.500	07/01/2017	07/01/2017		729,092
645,000	NY Triborough Bridge & Tunnel Authority	5.500	01/01/2017	01/01/2017		655,713
9,070,000	NYC GO	5.000	10/01/2022	10/01/2022		11,097,961
6,455,000	NYC GO	5.000	08/01/2022	08/01/2021	A	7,687,324
70,000	NYC GO5	2.922	08/01/2017	02/01/2017	A	70,693
580,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2016	11/01/2016		582,378
15,000,000	NYC Transitional Finance Authority (Future Tax)	0.680 [2]	08/01/2023	09/08/2016	A	15,000,000
1,385,000	NYS DA (ALIA-PSCH)	4.800	12/01/2023	12/20/2020	C	1,439,971
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies-Brookdale Family Care Center Obligated Group)	4.000	11/15/2017	10/01/2016	A	20,057
5,000	NYS DA (Special Act School Districts)	6.000	07/01/2019	10/01/2016	A	5,023
2,365,000	NYS UDC (State Facilities)	5.700	04/01/2020	10/26/2018	C	2,593,459
4,000,000	Oyster Bay, NY GO	4.000	06/01/2018	06/01/2018		4,049,800
1,688,016	Poughkeepsie City, NY GO	3.750	05/07/2017	05/07/2017		1,699,140
100,000	Poughkeepsie City, NY GO	4.000	03/15/2019	10/01/2016	A	100,260
100,000	Ramapo, NY GO	4.000	08/01/2021	10/01/2016	A	100,284
50,000	Ramapo, NY GO	4.000	08/01/2020	10/01/2016	A	50,143
910,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200	12/01/2017	06/02/2017	C	911,383
30,000	Suffolk County, NY IDA (Dowling College)[6]	6.700	12/01/2020	01/18/2019	C	9,000
20,000	West Islip, NY Union Free School District	4.000	10/01/2019	09/30/2016	A	20,060
						54,203,686

North Carolina—0.0%
250,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	05/15/2017	A	258,173

North Dakota—0.3%
1,000,000	Rolette, ND Loan Anticipation	1.250	02/01/2018	10/01/2016	A	1,000,060
1,690,000	Underwood, ND Loan Anticipation	1.000	09/01/2016	09/01/2016		1,690,000
415,000	Williston, ND GO	1.000	05/01/2017	05/01/2017		414,983
80,000	Williston, ND Sales Tax	3.000	05/01/2020	10/01/2016	A	80,004
						3,185,047

19 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio—1.5%
$150,000	Akron, OH Sewer System	5.000%	12/01/2017	12/01/2017		$157,311
30,000	Cincinnati, OH GO	4.250	12/01/2017	12/01/2016	A	30,276
10,000	Cleveland, OH Public Power System (Dept. of Public Utilities Division of Public Power)	5.000	11/15/2019	11/15/2016	A	10,091
6,730,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)	5.500	01/01/2021	02/09/2019	C	7,427,766
500,000	Licking Heights, OH Local School District	4.100	12/01/2022	12/01/2016	A	504,405
90,000	Lorain, OH Urban Renewal	4.250	12/01/2017	12/01/2016	A	90,711
485,000	Marion County, OH GO	4.000	12/01/2022	12/01/2016	A	488,924
560,000	Miamisburg, OH City School District	4.125	12/01/2022	12/01/2016	A	564,721
2,410,000	OH Higher Educational Facility Commission (Hiram College)	6.000	10/01/2021	08/21/2018	A	2,476,179
75,000	OH University of Toledo	5.000	06/01/2018	12/01/2016	A	75,792
110,000	Solon, OH School District	5.500	12/01/2016	12/01/2016		111,344
1,155,000	Van Wert, OH City School District	4.000	12/01/2022	12/01/2016	A	1,164,748
605,000	Waverly, OH City School District (Classroom Facilities)	4.000	12/01/2023	12/01/2016	A	609,725
395,000	Youngstown, OH GO	4.000	12/01/2019	12/01/2016	A	397,433
						14,109,426

Oklahoma—0.4%
755,000	McGee Creek, OK Water Authority	6.000	01/01/2023	03/26/2020	C	852,448
2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)	5.000	07/01/2025	09/22/2022	C	2,889,595
210,000	OK Municipal Power Authority	5.750	01/01/2024	08/22/2019	C	242,090
20,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	4.300	10/01/2020	10/01/2016	A	20,052
225,000	Tulsa, OK Industrial Authority (University of Tulsa)	6.000	10/01/2016	10/01/2016		226,044
						4,230,229

Oregon—0.6%
275,000	Clackamas County, OR Education Service District	4.000	06/01/2021	12/01/2016	A	277,390
390,000	Coos Bay, OR GO	4.150	12/01/2021	12/01/2016	A	393,650
390,000	North Bend, OR GO	4.150	12/01/2021	12/01/2016	A	393,448
10,000	OR Bond Bank (OR Economic & Community Devel.)	4.000	01/01/2024	01/01/2017	A	10,291
4,360,000	Port of Morrow, OR Pollution Control (Idaho Power Company)	0.700 [2]	02/01/2027	09/08/2016	A	4,360,000
10,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)	4.750	05/01/2029	10/01/2016	A	10,035
20,000	Umatilla County, OR Hospital Finance Authority (Catholic Health Initiatives)	5.000	05/01/2022	10/01/2016	A	20,074

20 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$10,000	Umatilla County, OR Hospital Finance Authority (Catholic Health Initiatives)	5.500%	03/01/2022	10/01/2016	A	$10,041
100,000	Umatilla County, OR School District No. 61 (Stanfield)	3.950	06/15/2018	10/01/2016	A	100,268
						5,575,197

Other Territory—3.0%
5,000,000	Public Hsg. Capital Fund Multi- State Revenue Trust I SPEARS	1.110 [2]	12/01/2029	09/08/2016	A	5,000,000
8,255,000	Public Hsg. Capital Fund Multi- State Revenue Trust II SPEARS	1.230 [2]	09/01/2029	09/08/2016	A	8,255,000
740,801	Public Hsg. Capital Fund Multi- State Revenue Trust III	5.000	07/01/2022	07/01/2022		768,744
15,125,000	Public Hsg. Capital Fund Multi- State Revenue Trust III SPEARS	1.230 [2]	06/01/2030	09/08/2016	A	15,125,000
						29,148,744

Pennsylvania—5.7%
150,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)	4.750	05/01/2025	05/01/2017	A	153,411
250,000	Allegheny County, PA HEBA (Carlow University)	4.500	11/01/2016	11/01/2016		250,662
1,500,000	Bangor, PA Area School District	2.500	03/15/2023	09/15/2017	A	1,518,825
20,000	Dauphin County, PA General Authority (Pinnacle Health)	5.250	06/01/2017	06/01/2017		20,686
65,000	Dauphin County, PA General Authority (Pinnacle Health)	5.250	06/01/2017	06/01/2017		67,291
1,000,000	Delaware Valley, PA Regional Financial Authority	5.750	07/01/2017	07/01/2017		1,041,190
20,000,000	Emmaus, PA General Authority	0.670 [2]	12/01/2028	09/08/2016	A	20,000,000
3,100,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000	07/01/2027	07/01/2020	A	3,324,161
260,000	Erie, PA Higher Education Building Authority (Mercyhurst College)	4.750	03/15/2020	10/01/2016	A	260,556
365,000	Hazleton, PA GO	4.100	12/01/2019	10/01/2016	A	366,121
355,000	Hazleton, PA GO	4.050	12/01/2018	10/01/2016	A	356,061
345,000	Hazleton, PA GO	4.000	12/01/2017	10/01/2016	A	346,018
200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	3.750	04/01/2017	04/01/2017		202,122
2,075,000	Luzerne County, PA GO	5.000	05/15/2022	05/15/2022		2,411,835
2,260,000	Luzerne County, PA GO	5.000	05/15/2023	05/15/2023		2,671,478
1,585,000	Luzerne County, PA GO	7.000	11/01/2018	11/29/2017	C	1,690,133
2,795,000	Luzerne County, PA GO	5.000	11/15/2023	11/15/2023		3,316,603
675,000	Mid Valley, PA School District	3.625	03/15/2018	03/15/2017	A	684,781
150,000	Montgomery County, PA IDA (Haverford School)	4.000	03/15/2023	10/01/2016	A	150,423
650,000	PA Convention Center Authority	6.000	09/01/2019	09/15/2018	C	714,733
2,750,000	PA EDFA (US Airways Group)	8.000	05/01/2029	05/01/2020	A	3,220,222

21 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$2,520,000	PA Public School Building Authority (Philadelphia School District)	5.000%	04/01/2018	04/01/2018		$2,651,771
6,200,000	PA Public School Building Authority (Philadelphia School District)	5.000	06/01/2023	06/01/2023		7,047,354
70,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	4.000	04/01/2017	04/01/2017		69,914
730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250	06/15/2023	02/27/2021	C	829,076
50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority	4.050	02/15/2018	10/01/2016	A	50,113
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000	11/15/2021	05/15/2020	A	578,205
825,000	Stroudsburg, PA Area School District	3.000	04/01/2027	04/01/2017	A	830,890
125,000	Susquehanna, PA Area Regional Airport Authority	3.000	01/01/2017	01/01/2017		125,758
						54,950,393

Rhode Island—0.1%
10,000	RI Clean Water Finance Agency	4.500	10/01/2022	10/01/2016	A	10,033
100,000	RI Clean Water Protection Finance Agency	5.500	10/01/2018	10/01/2016	A	101,270
5,000	RI Clean Water Protection Finance Agency	5.000	10/01/2018	10/01/2016	A	5,019
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)	5.000	11/01/2019	10/01/2016	A	50,188
5,000	RI Health & Educational Building Corp. (Public Schools)	4.500	05/15/2024	10/01/2016	A	5,016
5,000	RI Health & Educational Building Corp. (Public Schools)	4.500	05/15/2024	09/09/2016	A	5,005
335,000	Woonsocket, RI Hsg. Authority	4.500	09/01/2017	10/01/2016	A	341,606
						518,137

South Carolina—0.0%
5,000	Myrtle Beach, SC Public Facilities Corp. COP (Myrtle Beach Stadium)	5.000	07/01/2018	10/01/2016	A	5,018

South Dakota—0.0%
245,000	Minnehaha County, SD	4.000	12/01/2017	10/01/2016	A	245,735

Tennessee—0.5%
2,720,000	Chattanooga, TN HE&HFB (Catholic Health Initiatives) Floaters	0.830 [2]	01/01/2045	09/08/2016	A	2,720,000
125,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2016	12/15/2016		126,555
675,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2017	12/15/2017		707,920
300,000	Johnson City, TN Public Building Authority	4.375	09/01/2019	10/01/2016	A	300,954

22 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Tennessee (Continued)
$175,000	TN Energy Acquisition Gas Corp.	5.000%	02/01/2017	02/01/2017		$177,945
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2019	09/01/2019		222,232
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2018	09/01/2018		215,712
						4,471,318

Texas—8.9%
1,190,000	Alamo, TX Community College District	5.000	08/15/2019	08/15/2017	A	1,240,028
725,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)[1]	4.000	06/15/2026	03/11/2021	A	728,407
29,920,000	Austin, TX GO	5.250	05/15/2025	06/26/2023	C	37,501,429
30,000	Austin, TX Town Lake Park Community Events	4.000	11/15/2017	10/01/2016	A	30,079
75,000	Bedford, TX GO	5.000	02/01/2018	10/01/2016	A	75,282
1,865,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2024	12/01/2024		2,128,413
1,200,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2023	12/01/2023		1,375,308
100,000	Bowie County, TX (Pass-Through Toll)	4.000	08/01/2017	10/01/2016	A	100,284
10,000	Brazoria County, TX Municipal Utility District No. 26	4.125	09/01/2018	10/01/2016	A	10,019
2,420,000	Brazoria-Fort Bend County, TX Municipal Utility District No. 1	1.000	09/01/2017	09/01/2017		2,423,364
100,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)	7.750	02/15/2018	08/23/2017	C	103,060
250,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2021	11/01/2016	A	251,902
675,000	El Paso County, TX Hospital District COP	5.000	08/15/2025	08/15/2023	A	808,069
4,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	4,247,120
90,000	Gainesville, TX Hospital District	4.000	08/15/2019	08/15/2017	A	92,756
10,000	Harris County, TX GO	5.000	10/01/2023	10/01/2016	A	10,038
14,000,000	Houston, TX GO	5.000	03/01/2018	03/01/2018		14,898,940
20,000	Lower Valley, TX Water District	5.000	09/15/2018	10/01/2016	A	20,075
275,000	Maverick County, TX GO COP	5.000	03/01/2020	10/01/2016	A	276,064
175,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000	09/15/2018	09/15/2018		184,285
25,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000	09/15/2017	09/15/2017		25,762
15,000	Mission, TX Water & Sewer	4.500	02/15/2027	10/18/2016	A	15,080
520,000	North TX Municipal Water District	5.000	06/01/2017	12/01/2016	A	525,954

23 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$15,000	North TX Municipal Water District (Parker Creek)	5.125%	06/01/2023	10/01/2016	A	$15,034
165,000	Northwest Harris County, TX Municipal Utility District No. 22	5.700	04/01/2017	10/01/2016	A	165,716
150,000	Red River, TX Health Facilities Devel. Corp. (Wichita Falls Retirement Foundation)	4.700	01/01/2022	08/22/2019	C	163,310
490,000	Robstown, TX GO COP	3.346 [3]	03/01/2024	03/01/2024		394,793
250,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	4.900	09/15/2024	06/25/2022	C	257,970
1,145,000	South Limestone, TX Hospital District	4.950	03/01/2024	03/01/2017	A	1,172,904
635,000	South Limestone, TX Hospital District	4.950	03/01/2022	03/01/2017	A	649,776
3,200,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Floaters	0.760 [2]	11/15/2029	09/08/2016	A	3,200,000
5,100,000	Tarrant County, TX Hsg. Finance Corp. (Reserve Quebec Apartments)	1.000	08/01/2018	08/01/2018		5,101,785
10,000	Tuloso-Midway, TX Independent School District	5.000	02/15/2022	02/15/2017	A	10,205
7,985,000	TX Municipal Gas Acquisition & Supply Corp.	5.625	12/15/2017	06/18/2017	C	8,258,327
105,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)	5.350	12/01/2017	06/08/2017	C	108,350
						86,569,888

Utah—0.4%
5,185,000	UT Transit Authority	4.283 [3]	06/15/2023	06/15/2017	A	3,857,122

Vermont—0.1%
390,000	Burlington, VT GO	5.000	11/01/2018	11/01/2018		424,519
200,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		237,956
350,000	Burlington, VT GO	5.000	11/01/2016	11/01/2016		352,625
370,000	Burlington, VT GO	5.000	11/01/2017	11/01/2017		388,270
						1,403,370

Virginia—0.1%
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000	01/01/2019	01/01/2019		425,892
50,000	New Kent County, VA Economic Devel. Authority	5.000	02/01/2024	02/01/2017	A	50,935
485,000	Richmond, VA MTA	5.250	07/15/2017	07/01/2017	C	503,445
110,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.150	09/01/2024	10/01/2016	A	110,136
15,000	Virginia Beach, VA Devel. Authority (Virginia Beach General Hospital)	5.125	02/15/2018	08/21/2017	C	15,477
						1,105,885

24 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington—0.4%
$295,000	Cowlitz County, WA Sewer (Seattle- Northwest Securities Corp.)	5.500%	11/01/2016	11/01/2016		$296,723
10,000	Grant County, WA Public Hospital District No. 1 (Samaritan Hospital)[1]	5.250	09/01/2019	10/01/2016	A	10,032
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	10/01/2016	A	25,014
3,205,000	WA GO	5.000	07/01/2023	07/01/2023		3,988,654
						4,320,423

West Virginia—0.0%
30,000	WV Water Devel. Authority	4.000	11/01/2018	10/01/2016	A	30,076
10,000	WV Water Devel. Authority	4.250	11/01/2026	10/01/2016	A	10,030
						40,106

Wisconsin—0.4%
70,000	Appleton, WI Storm Water System	4.250	04/01/2018	10/01/2016	A	70,214
3,000,000	Racine, WI GO1	2.250	08/15/2017	12/19/2016	A	3,013,170
110,000	Somerset, WI GO	4.100	11/01/2017	11/01/2016	A	110,582
20,000	Weston, WI Community Devel. Authority	4.650	10/01/2016	10/01/2016		20,064
45,000	Weston, WI Community Devel. Authority	4.400	10/01/2018	10/01/2016	A	45,133
325,000	WI Public Finance Authority Charter School (Voyager Foundation)	4.125	10/01/2024	09/25/2020	A	340,301
						3,599,464

U.S. Possessions—4.7%
250,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		295,582
12,970,000	Puerto Rico Commonwealth GO5	2.125	07/01/2019	07/01/2019		12,509,954
3,150,000	Puerto Rico Commonwealth GO5	2.105	07/01/2018	07/01/2018		3,080,731
6,560,000	Puerto Rico Commonwealth GO5	2.145	07/01/2020	07/01/2020		6,257,256
800,000	Puerto Rico Commonwealth GO	5.000	07/01/2023	07/01/2017	A	816,664
275,000	Puerto Rico Commonwealth GO	5.500	07/01/2019	07/01/2019		294,495
90,000	Puerto Rico Commonwealth GO	5.250	07/01/2022	10/01/2016	A	90,075
380,000	Puerto Rico Commonwealth GO	4.500	07/01/2023	10/01/2016	A	380,486
420,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	07/01/2018		442,625
345,000	Puerto Rico Commonwealth GO	5.500	07/01/2021	07/01/2021		371,841
75,000	Puerto Rico Commonwealth GO	5.250	07/01/2021	10/01/2016	A	75,090
1,130,000	Puerto Rico Commonwealth GO	5.500	07/01/2019	07/01/2019		1,210,106
500,000	Puerto Rico Convention Center Authority	5.000	07/01/2019	10/01/2016	A	501,510
40,000	Puerto Rico Electric Power Authority	3.694 [3]	07/01/2017	07/01/2017		39,806
40,000	Puerto Rico Electric Power Authority	3.186 [3]	07/01/2017	07/01/2017		39,792
20,000	Puerto Rico Electric Power Authority	3.272 [3]	07/01/2017	07/01/2017		19,896
1,855,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		1,911,002
1,365,000	Puerto Rico Electric Power Authority, Series N	4.499 [3]	07/01/2017	07/01/2017		1,313,963
355,000	Puerto Rico Electric Power Authority, Series N	4.374 [3]	07/01/2017	07/01/2017		353,158

25 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$3,075,000	Puerto Rico Electric Power Authority, Series O	3.459%[3]	07/01/2017	07/01/2017		$3,059,041
1,335,000	Puerto Rico Electric Power Authority, Series O	3.828 [3]	07/01/2017	07/01/2017		1,285,084
70,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2022	10/01/2016	A	70,095
1,335,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2023	10/01/2016	A	1,336,789
300,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	10/01/2016	A	303,966
155,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	10/01/2016	A	157,049
750,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2022	10/01/2016	A	753,330
210,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2025	10/01/2016	A	212,776
385,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2022	10/01/2016	A	390,090
880,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	10/01/2016	A	891,634
200,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2019	10/01/2016	A	202,644
25,000	Puerto Rico Electric Power Authority, Series SS	4.000	07/01/2019	10/01/2016	A	25,023
50,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2021	10/01/2016	A	50,661
40,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2020	07/01/2020		43,030
50,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	10/01/2016	A	50,181
25,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2018	01/01/2017	A	25,215
340,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2022	01/01/2017	A	340,894
5,000	Puerto Rico Highway & Transportation Authority, Series G6	5.250	07/01/2019	07/01/2019		2,696
155,000	Puerto Rico ITEMECF (International American University of Puerto Rico)	5.000	10/01/2016	10/01/2016		155,355
170,000	Puerto Rico Municipal Finance Agency, Series A	4.750	08/01/2022	10/01/2016	A	172,513
230,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2021	10/01/2016	A	233,452
950,000	Puerto Rico Municipal Finance Agency, Series A	5.000	08/01/2019	10/01/2016	A	957,306
270,000	Puerto Rico Municipal Finance Agency, Series A	5.000	08/01/2022	10/01/2016	A	274,328
455,000	Puerto Rico Municipal Finance Agency, Series A	5.000	08/01/2020	10/01/2016	A	462,294

26 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$120,000	Puerto Rico Municipal Finance Agency, Series A	5.250%	08/01/2020	10/01/2016	A	$122,012
360,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	10/01/2016	A	365,404
20,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	10/01/2016	A	20,322
875,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	10/01/2016	A	888,134
600,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	10/01/2016	A	609,006
25,000	Puerto Rico Municipal Finance Agency, Series B	5.250	07/01/2018	07/01/2018		26,029
1,000,000	Puerto Rico Public Buildings Authority	6.000	07/01/2024	07/01/2018	A	1,049,880
1,000,000	Puerto Rico Public Buildings Authority	5.250	07/01/2017	07/01/2017		1,034,530
40,000	University of Puerto Rico, Series P	5.000	06/01/2023	10/01/2016	A	40,023
						45,614,818

Total Investments, at Value (Cost $929,790,406)—96.9%						939,196,621
Net Other Assets (Liabilities)—3.1						30,127,676
Net Assets—100.0%						$969,324,297

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ACMC	Advocate Condell Medical Center
AH&HC	Advocate Health & Hospitals Corp.
AHCN	Advocate Health Care Metro
ALIA	Alliance of Long Island Agencies
ANSHN	Advocate North Side Health Network
ASH	Advocate Sherman Hospitals
CAHS	Carolinas Healthcare System
CDA	Communities Devel. Authority

27 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

CHR	Columbus Healthcare Resources
CHSvcs	Columbus Health Services
COP	Certificates of Participation
CRH	Columbus Regional Healthcare
CRHS	Columbus Regional Healthcare System
CRHSLT&HC	Columbus Ambulatory Healthcare System Long Term & Home Care
DA	Dormitory Authority
DRMCH	Downey Regional Medical Center Hospital
DrsH	Doctors Hospital
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EMC	Eden Medical Center
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HCBS	Home and Community Based Services
HDA	Hospital Devel. Authority
HE&HFB	Higher Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
HHospital	Hunghston Hospital
IC	Interhealth Corporation
IDA	Industrial Devel. Agency
IMC	IHC Management Corporation
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
MCHlth	Marin Community Health
MPHS	Mills-Peninsula Health Services
MSA	Math & Science Academy
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
PFA	Public Financing Authority
PIH	Presbyterian Intercommunity Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
RRMC	Renown Regional Medical Center
RSMMC	Renown South Meadows Medical Center
RTCS	Renown Transitional Care Services
RWJHCCH	RWJ Health Care Corp. at Hamilton
RWJUHH	Robert Wood Johnson University Hospital at Hamilton
SAVRS	Select Auction Variable Rate Securities
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional

28 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TMC	The Medical Center
TUFF	The University Financing Foundation
UDC	Urban Development Corporation
WMS	Women’s Medical Services

29 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price

30 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or

31 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

32 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$31,368,101	$—	$31,368,101
Alaska	—	3,090,341	—	3,090,341
Arizona	—	29,439,915	—	29,439,915
Arkansas	—	35,104	—	35,104
California	—	134,157,553	—	134,157,553
Colorado	—	15,209,453	—	15,209,453
Connecticut	—	387,139	—	387,139
District of Columbia	—	739,733	—	739,733
Florida	—	59,296,274	—	59,296,274
Georgia	—	3,069,773	—	3,069,773
Idaho	—	500,060	—	500,060
Illinois	—	117,451,444	—	117,451,444
Indiana	—	23,814,071	—	23,814,071
Iowa	—	556,523	—	556,523
Kansas	—	90,269	—	90,269
Kentucky	—	30,687,310	—	30,687,310
Louisiana	—	25,835,610	—	25,835,610
Maine	—	25,049	—	25,049
Maryland	—	196,812	—	196,812
Massachusetts	—	8,439,607	—	8,439,607
Michigan	—	22,804,799	—	22,804,799
Minnesota	—	6,082,035	—	6,082,035
Mississippi	—	3,009,068	—	3,009,068
Missouri	—	15,133,004	—	15,133,004
Nebraska	—	50,090	—	50,090
Nevada	—	10,095,613	—	10,095,613
New Jersey	—	79,264,345	—	79,264,345
New Mexico	—	955,347	—	955,347
New York	—	54,203,686	—	54,203,686
North Carolina	—	258,173	—	258,173
North Dakota	—	3,185,047	—	3,185,047
Ohio	—	14,109,426	—	14,109,426
Oklahoma	—	4,230,229	—	4,230,229
Oregon	—	5,575,197	—	5,575,197
Other Territory	—	29,148,744	—	29,148,744
Pennsylvania	—	54,950,393	—	54,950,393
Rhode Island	—	518,137	—	518,137
South Carolina	—	5,018	—	5,018
South Dakota	—	245,735	—	245,735
Tennessee	—	4,471,318	—	4,471,318
Texas	—	86,569,888	—	86,569,888
Utah	—	3,857,122	—	3,857,122
Vermont	—	1,403,370	—	1,403,370
Virginia	—	1,105,885	—	1,105,885
Washington	—	4,320,423	—	4,320,423

33 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
West Virginia	$—	$40,106	$—	$40,106
Wisconsin	—	3,599,464	—	3,599,464
U.S. Possessions	—	45,614,818	—	45,614,818

Total Assets	$—	$939,196,621	$—	$939,196,621

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$3,741,649
Sold securities	8,103,101

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

34 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$929,800,119

Gross unrealized appreciation	$10,443,327
Gross unrealized depreciation	(1,046,825)

Net unrealized appreciation	$9,396,502

35 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/17/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/17/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/17/2016